SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Supplemental Cashflow Information [abstract]
Supplemental Cashflow Information

27.   SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the years ended December 31, 2022 and 2021 are as follows:

	Years ended December 31,
	2022	2021
Trade and other receivables	$7,315	$(16,897)
Prepaid expenses	(1,643)	(2,149)
Inventories	(20,415)	(23,824)
Trade and other payables	(3,278)	3,556
Total changes in working capital	$(18,021)	$(39,314)

The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes for the years as set out below are as follows:

	Bank loan	Convertible debentures	Lease obligations
As at December 31, 2020	$119,850	$38,766	$19,497
Additions	-	-	7,397
Terminations	-	-	(1,203)
Acquisition of Roxgold	31,711	-	13,597
Interest	845	1,641	2,336
Payments	(32,288)	-	(11,928)
Transaction costs	(3,036)	-	-
Foreign exchange	-	-	(291)
As at December 31, 2021	117,082	40,407	29,405
Loss on debt modifications	-	-	(729)
Additions	80,000	-	2,774
Terminations	-	-	(661)
Conversion of debenture	-	(60)	-
Interest	626	1,808	2,623
Payments	(20,000)	-	(12,209)
Transaction costs	(688)	-	-
Foreign exchange	-	-	143
As at December 31, 2022	$177,020	$42,155	$21,346

The significant non-cash financing and investing transactions during the years ended December 31, 2022 and 2021 are as follows:

	Years ended December 31,
	2022	2021
Acquisition of Roxgold	$-	$594,666
Mineral properties, plant and equipment changes in closure and reclamation provision	$5,021	$(3,729)
Stock options allocated to share capital upon exercise	$-	$136
Additions to right of use assets	$(2,774)	$(2,551)
Share units allocated to share capital upon settlement	$2,525	$4,468